ACQUISITIONS (Details) - USD ($) $ in Millions		1 Months Ended
	Aug. 01, 2016	Feb. 28, 2017	Dec. 31, 2016
Mactac Acquisition
Business Acquisition
Purchase price	$ 220.0
Hanita Coatings Acquisition
Business Acquisition
Purchase price			$ 75.0
Yongle Tape Acquisition
Business Acquisition
Purchase price		$ 190.0
Additional earn-out opportunity to be paid		$ 55.0